Investment Risks - NEOS MLP & Energy Infrastructure High Income ETF	Dec. 15, 2025
Tax Status of the Fund [Member]
Prospectus [Line Items]
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Tax Status of the Fund. If, in any year, the Fund fails to qualify as a registered investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation for federal income tax purposes. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. If the Fund failed to qualify, it will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies which are not so obligated and may be liable for the corporate alternative minimum tax and for an excise tax on net redemptions incurred within a taxable year.

Deferred Tax Liability [Member]
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Deferred Tax Liability. Cash distributions from an MLP to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s net asset value (“NAV”). Increases in deferred tax liability will decrease NAV. Conversely, decreases in deferred liability will increase NAV, but only to the extent of previously accrued deferred tax liability, i.e., no deferred tax asset will be accrued. The Fund will rely to a large extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the NAV. From time to time, the Adviser will modify the estimates or assumptions regarding the Fund’s deferred tax liability as new information becomes available. The Fund’s estimates regarding its deferred tax liability are made in good faith, however, the daily estimate of the Fund’s deferred tax liability used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability.]

MLP Risk [Member]
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MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price due to regulatory changes and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including cash flow growth, cash generating power and distribution coverage.

MLP Tax Risk [Member]
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MLP Tax Risk. MLPs generally do not pay U.S. federal income tax at the partnership level, although under the centralized audit regime, MLPs are audited and imputed underpayments at the partnership level. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of your investment in the Fund.

Liquidity Risk [Member]
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Liquidity Risk.  Although MLPs trade on national securities exchanges, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. At times, due to limited trading volumes of certain MLPs, the prices of such MLPs may display abrupt or erratic movements. Moreover, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities at a fair price at the times when the Adviser believes it is desirable to do so. This also may affect adversely the Fund’s ability to make dividend distributions to you. Certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Fund is required to do so based on changes in the Reference Index or to fund redemptions. Liquidity risk is heightened in a changing interest rate or volatile environment.

Energy Infrastructure Risks [Member]
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Energy Infrastructure Risks. The Fund invests primarily in energy infrastructure companies. Energy infrastructure companies are subject to risks specific to the industry they serve. To the extent that the Fund continues to be concentrated in the energy sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the energy sector. Many MLPs and companies operate within the energy sector. Therefore, a substantial portion of the MLPs and companies in which the Fund invests are engaged in the energy sector of the economy. As a result, a downturn in the energy sector of the economy, adverse political, legislative or regulatory developments or other events could have a larger impact on the Fund than on an investment company that does not invest a substantial portion of its assets in the energy sector. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. The price of oil, natural gas and other fossil fuels may decline and/or experience significant volatility, which could adversely impact companies operating in the energy sector. In addition, there are several specific risks associated with investments in the energy sector, including the following:

●	the energy sector is highly regulated. MLPs and companies operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies;

●	MLPs and companies operating in the energy sector may be affected by fluctuations in the prices of energy commodities, including, for example, natural gas, natural gas liquids, crude oil and coal, in the short- and long-term;

●	MLPs and companies engaged in the exploration, development, management or production of energy commodities face the risk that commodity reserves are depleted over time, with the potential associated effect of causing the market value of the MLP to decline over time;

●	MLPs and companies operating in the energy sector could be adversely affected by reductions in the supply of or demand for energy commodities;

●	extreme weather or other natural disasters could impact the value of MLPs operating in the energy sector;

●	the abilities of MLPs and companies operating in the energy sector to grow and to increase cash distributions to unitholders can be highly dependent on their ability to make acquisitions that result in an increase in cash flows;

●	rising interest rates which could adversely impact the financial performance and/or the present value of cash flow of MLPs and companies operating in the energy sector; and

●	MLPs and companies operating in the energy sector are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. In addition, threats of attack by terrorists on energy assets could impact the market for MLPs operating in the energy sector.

Derivatives Risk [Member]
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Derivatives Risk. Options are a derivative investment. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Options Risk [Member]
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Options Risk. Buying and selling (writing) options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premiums) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. The Fund’s options also may fail to track the performance of their underlying reference asset, which may limit the effectiveness of the Fund’s strategy. The potential loss from written options can exceed the Fund’s initial investment in such options and could be unlimited

Call Option Writing Risk [Member]
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Call Option Writing Risk. By writing call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the MLP & Energy Infrastructure Index above the exercise prices of such options, but will continue to bear the risk of declines in the value of the MLP & Energy Infrastructure Index until the option expires or is closed out.

Absence of Prior Active Market Risk [Member]
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Absence of Prior Active Market Risk. While the Fund’s Shares are listed on Cboe BZX Exchange, Inc. (the “Exchange”), there can be no assurance that an active trading market for Shares will develop or be maintained. The Fund’s distributor does not maintain a secondary market in Shares.

Active Management Risk [Member]
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Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

ADR and GDR Risk [Member]
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ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political, economic, regulatory, diplomatic, and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Risk [Member]
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Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Additionally, purchases and redemptions of creation units primarily with cash rather than through in-kind delivery of portfolio securities may cause the Fund to incur certain costs, including brokerage costs or taxable gains or losses that it might not have incurred if it made a redemption in-kind, and therefore decrease the Fund's NAV to the extent not offset by a transaction fee payable by an AP.

Concentration Risk [Member]
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Concentration Risk. Since the Fund will invest in up to 100% of the constituents of the MLP & Energy Infrastructure Index, the Fund itself will be concentrated in certain regions, economies, countries, markets, industries or sectors to the same extent as the MLP & Energy Infrastructure Index. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Cybersecurity Risk [Member]
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Cybersecurity Risk. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to limit damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Equity Securities Risk [Member]
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Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. The Fund is structured as an ETF. As a result, the Fund is subject to special risks, including:
Not Individually Redeemable [Member]
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●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

Trading Issues [Member]
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●	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Market Price Variance Risk [Member]
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●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Foreign Investment Risk [Member]
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Foreign Investment Risk. The Fund may invest in securities domiciled in countries outside the U.S. that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards than those of the U.S. market.

Index Risk [Member]
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Index Risk. Since the Fund will invest in constituents in a manner to generally track the MLP & Energy Infrastructure Index, the Fund even though it is actively managed nevertheless will be subject to index risks.

An index fund has operating and other expenses while an index does not. As a result, when selecting securities the Fund will attempt to track the MLP & Energy Infrastructure Index, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

There is no guarantee that the Fund’s equity securities investment results will have a high degree of correlation to those of the MLP & Energy Infrastructure Index or that the Fund will achieve its investment objective. Market disruptions or high volatility, other unusual market circumstances and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the MLP & Energy Infrastructure Index. Errors in index data, index computations or the construction of the MLP & Energy Infrastructure Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the index provider to postpone a scheduled rebalance, which could cause the MLP & Energy Infrastructure Index to vary from its normal or expected composition.

Issuer Risk [Member]
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Issuer Risk. Changes in the financial condition or credit rating of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The values of securities of smaller, less well-known issuers can be more volatile than those of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on financial markets worldwide.

New Fund Risk [Member]
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New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Tax Risk [Member]
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Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

Valuation Risk [Member]
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Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Reference Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third- party service providers.

Risk Lose Money [Member]
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Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Risk Nondiversified Status [Member]
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Risk [Text Block]	Non-Diversification Risk. The Fund’s portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.